FINANCIAL INSTRUMENTS - Results from Measurement of the Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PointSource
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration			$ 5,506
L4
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration			1,848
Contingent consideration
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration	$ (2,431)	$ (85)	6,700
Contingent consideration | Belatrix
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration	(3,633)	0	0
Contingent consideration | PointSource
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration	0	(16)	5,506
Contingent consideration | Avanxo S.A.
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration	0	(4)	0
Contingent consideration | Clarice
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration	0	(3)	0
Contingent consideration | L4
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration	0	0	1,848
Contingent consideration | Ratio
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration	0	(62)	(654)
Contingent consideration | Grupo ASSA Corp.
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration	$ 1,202